SELECTED STATEMENTS OF INCOME DATA - Schedule of Research and Development Costs, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Statement Related Disclosures [Abstract]
Total costs	$ 441,252	$ 432,355	$ 386,745
Less - grants and participations	(1,878)	(1,961)	(2,441)
Less - capitalization of software development costs	(78,924)	(69,787)	(61,596)
Research and development, net	$ 360,450	$ 360,607	$ 322,708